Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2013
Convertible Preferred Stock
Summary of convertible preferred stock authorized and issued and outstanding

   The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2011:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000

Total	50,067,383	25,033,684	$106,821	$107,085

          The following table summarizes convertible preferred stock authorized and issued and outstanding as of December 31, 2012:

	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Aggregate Liquidation Preference
			(in thousands)
Series A	10,970,000	5,485,000	$5,487	$5,485
Series B	14,492,754	7,246,376	9,946	10,000
Series C	5,296,950	2,648,474	6,543	6,600
Series D	4,220,603	2,110,300	9,971	10,000
Series E	7,511,318	3,755,658	24,940	25,000
Series F	7,575,758	3,787,876	49,934	50,000
Series G	1,684,930	842,458	—	12,300

Total	51,752,313	25,876,142	$106,821	$119,385